9. RECOVERABLE TAXES	12 Months Ended
Dec. 31, 2019
Recoverable Taxes
RECOVERABLE TAXES

9.          RECOVERABLE TAXES

	12.31.19	12.31.18
Recoverable taxes
ICMS ("State VAT")	1,635,664	1,632,110
PIS and COFINS ("Federal Taxes to Social Fund Programs")	2,990,313	946,399
IPI ("Federal VAT")	848,865	836,676
INSS ("Brazilian Social Security")	255,967	307,897
Other	80,144	155,779
(-) Provision for losses	(167,674)	(175,925)
	5,643,279	3,702,936

Current	473,732	560,389
Non-current	5,169,547	3,142,547

Recoverable income tax and social contribution
Income and social contribution tax (IR/CS)	430,778	522,758
(-) Provision for losses	(9,029)	(9,029)
	421,749	513,729
Current	152,486	506,483
Non-current	269,263	7,246

The rollforward of the provision for realization of recoverable taxes are set forth below:

	ICMS ("State VAT")		PIS and COFINS ("Federal Taxes to Social Fund Programs")		Income and social contribution tax		IPI ("Federal VAT")		Other		Total
	12.31.19	12.31.18	12.31.19	12.31.18	12.31.19	12.31.18	12.31.19	12.31.18	12.31.19	12.31.18	12.31.19	12.31.18
Beginning balance	(140,970)	(122,892)	(17,418)	(19,717)	(9,029)	(9,029)	(13,562)	(13,562)	(3,975)	(4,332)	(184,954)	(169,532)
Additions	(45,079)	(80,004)	(496)	-	-	-	-	-	(1,780)	(3,687)	(47,355)	(83,691)
Write-offs	44,856	61,926	992	2,299	-	-	9,744	-	2	513	55,594	64,738
Exchange rate variation	-	-	-	-	-	-	-	-	12	1527	12	1,527
Transfer - held for sale	-	-	-	-	-	-	-	-	-	2,004	-	2,004
Ending balance	(141,193)	(140,970)	(16,922)	(17,418)	(9,029)	(9,029)	(3,818)	(13,562)	(5,741)	(3,975)	(176,703)	(184,954)

9.1.   State VAT (“ICMS”)

As a result of (i) export activity; (ii) tax benefits; (iii) sales in the domestic market subject to reduced rates; and (iv) acquisition of property, plant and equipment, the Company generates credits that are offset against debits arising from sales in the domestic market or transferred to third parties.

The Company has ICMS credit balances in the States of Paraná, Santa Catarina, Mato Grosso do Sul and Amazonas, which will be realized in the short and long term, based on a recoverability study approved by the Management.

9.2.   PIS and COFINS

The accumulated tax credits for PIS and COFINS basically arise from credits on purchases of raw materials used in the production of exported products or products whose sale is taxed at zero rate, such as fresh meat and margarine.

On June 06, 2019, there was a final judicial decision to a BRF S.A. process, originally filed by its merged company Perdigão Agroindustrial S.A. and on August 20, 2019 there was a final judicial decision to a Sadia S.A. process. Through these decisions, the Company’s right to exclude ICMS from the PIS and COFINS calculation basis was recognized. The amount of R$ 2,078,610 relating to PIS and COFINS credits was recognized under Recoverable Taxes, the principal of R$ 1,185,386 being recorded in Other Operating Income and interest and monetary restatement of R$ 893,224 recorded in Financial Income.

The realization of these credits normally occurs through offsetting with sales of taxed products in the domestic market, with other federal taxes, and more recently with social security contributions, or even, if necessary, through refund or reimbursement requests. Specifically, for credits generated based on unappealable lawsuits that determined the exclusion of ICMS from the PIS and COFINS calculation basis, the Company will begin the respective execution of the sentence, seeking the reimbursement of the amounts through precatory.

9.3.   Income and social contribution taxes

The accumulated IRPJ and CSLL credits arise from withholding taxes on securities, interest and prepayments on the payment of income tax and social contribution. The realization occurs by offsetting with federal taxes and contributions.